Note 6 - Income Taxes (Detail) - Income Taxes Expenses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal	$ (2)	$ (2)
State	73	91
	71	89
Federal	0	0
State	0	0
	$ 71	$ 89